SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Sep. 30, 2015
Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful lives	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful lives	7 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives	7 years